Derivative Instruments - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Notional Amount	$ 8,372.6	$ 7,087.6
Fair Value, derivative asset	339.1	307.4
Fair Value, derivative liability	806.0	573.7
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	1,654.3	1,420.9
Fair Value, derivative asset	77.0	145.2
Fair Value, derivative liability	7.0	16.3
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	6,718.3	5,666.7
Fair Value, derivative asset	262.1	162.2
Fair Value, derivative liability	799.0	557.4
Interest rate swaps | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	968.1	719.8
Fair Value, derivative asset	1.5	3.3
Fair Value, derivative liability	1.4	16.3
Foreign currency swaps | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	686.2	701.1
Fair Value, derivative asset	75.5	141.9
Fair Value, derivative liability	5.6	0.0
Index options | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	6,696.1	5,116.4
Fair Value, derivative asset	261.9	161.7
Fair Value, derivative liability	1.5	1.7
Total return swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	0.0	384.0
Fair Value, derivative asset	0.0	0.0
Fair Value, derivative liability	0.0	22.8
Embedded derivatives | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	0.0	0.0
Fair Value, derivative asset	0.0	0.0
Fair Value, derivative liability	797.5	532.4
Other derivatives | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount	22.2	166.3
Fair Value, derivative asset	0.2	0.5
Fair Value, derivative liability	$ 0.0	$ 0.5